Financial Instruments and Fair Value Disclosures (Details) - USD ($) $ in Thousands																		12 Months Ended
	Aug. 29, 2023	Jun. 15, 2023	Mar. 17, 2023	Mar. 10, 2023	Mar. 09, 2023	Mar. 08, 2023	Mar. 07, 2023	Mar. 01, 2023	Jan. 26, 2023	Jan. 25, 2023	Jan. 20, 2023	Jan. 19, 2023	Jan. 13, 2023	Jan. 12, 2023	Jan. 11, 2023	Dec. 12, 2022	Aug. 18, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 17, 2022	Jan. 27, 2022
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend for Series C Preferred Share due to triggering of down-round feature																		$ 0	$ 9,809	$ 5,930
Deemed dividend for warrants due to triggering of down-round feature																		0	789	$ 1,116
Fair value of warrants' liability																		$ 27	32
July Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend for Series C Preferred Share due to triggering of down-round feature																$ 192	$ 22
Deemed dividend for warrants due to triggering of down-round feature																			256
August Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend for Series C Preferred Share due to triggering of down-round feature																902
Deemed dividend for warrants due to triggering of down-round feature																			$ 533
Series A Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Warrants outstanding (in shares)																		14,300	14,300
Warrants exercised (in shares)	432,250	575,250	14,300	320,450	400,400	1,811,550	42,900
Fair value of warrants' liability																		$ 27	$ 32
Series A Warrants [Member] | Non-Recurring Basis [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Gain on warrants at settlement date																			244
Fair value of warrants' liability	$ 726	$ 420	$ 11	$ 269	$ 340	$ 1,612	$ 37
Series A Warrants [Member] | Recurring Basis [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Gain on warrants as of each measurement date																			317
Fair value of warrants' liability																		$ 27	32
Series B Preferred Stock [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value of preferred stock																						$ 18,030
Series C Preferred Stock [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Deemed dividend for Series C Preferred Share due to triggering of down-round feature								$ 5,391	$ 171	$ 1,486	$ 486	$ 250	$ 39	$ 447	$ 1,539	$ 5,930			$ 9,809
Fair value of preferred stock																					$ 26,809